Consolidated Statements of Changes in Equity - USD ($) $ in Millions		Total	Total Stockholders’ Equity	Preferred Stock [Member]	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Balance at beginning of period at Dec. 31, 2012		$ 5,371	$ 5,268		$ 2	$ 5,487	$ (223)	$ 2	$ 103	[1]
Comprehensive income:
Net income (loss)		(1,191)	(1,185)				(1,185)		(6)	[1]
Other comprehensive income (loss)		(3)	$ (3)					(3)
Comprehensive income (loss)		(1,194)
Contribution from noncontrolling interest		4
Contribution from noncontrolling interest	[1]								4
Stock based compensation, net of tax benefit		29	$ 29			29
Balance at end of period at Dec. 31, 2013		4,210	4,109		2	5,516	(1,408)	(1)	101	[1]
Comprehensive income:
Net income (loss)		171	164				164		7	[1]
Other comprehensive income (loss)		0	0					0
Comprehensive income (loss)		171
Contribution from noncontrolling interest		1							1	[1]
Stock based compensation, net of tax benefit		46	46			46
Balance at end of period at Dec. 31, 2014		4,428	4,319		2	5,562	(1,244)	(1)	109	[1]
Noncontrolling Interest, Decrease from Deconsolidation									(110)
Comprehensive income:
Net income (loss)		(1,726)	(1,727)				(1,727)		1	[1]
Other comprehensive income (loss)		0
Comprehensive income (loss)		(1,726)
Stock based compensation, net of tax benefit		26	26			26
Balance at end of period at Dec. 31, 2015		3,535	3,535	$ 339	3	6,164	$ (2,971)	0	$ 0	[1]
Comprehensive income:
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings		(11)	(11)			(11)
Stock Issued During Period, Value, New Issues		292	292			292
Stock Issued During Period, Value, Acquisitions		296	296		$ 1	$ 295
Issuance of preferred stock to public, net of offering costs		339	339	$ 339
Stockholders' Equity, Other		$ (109)	$ 1					$ 1

[1]	Primarily represents the 31 percent of Apco Oil and Gas International Inc. owned by others.